Goodwill	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Goodwill
11.	Goodwill

Million US dollar	30 June 2024	31 December 2023

Acquisition cost
Balance at end of previous year	119 302	115 541
Effect of movements in foreign exchange	(3 958)	3 634
Transfers (to)/from other assets categories	(2)	(179)
Hyperinflation monetary adjustments	328	306
Balance at end of the period	115 669	119 302

Impairment losses
Balance at end of previous year	(2 259)	(2 531)
Effect of movements in foreign exchange	40	293
Impairment losses	-	(20)
Balance at end of the period	(2 218)	(2 259)

Carrying amount
Balance at end of the period	113 451	117 043
AB InBev completes a goodwill impairment testing annually, or whenever a triggering event has occurred.

The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar	30 June 2024	31 December 2023

United States	33 387	33 387
Rest of North America	1 957	2 024
Mexico	13 510	14 697
Colombia	14 699	15 982
Rest of Middle Americas	23 121	23 576
Brazil	3 294	3 780
Rest of South America	1 306	1 036
Europe	2 101	2 157
South Africa	8 900	8 801
Rest of Africa	4 465	4 609
China	2 962	3 028
Rest of Asia Pacific	3 206	3 407
Global Export and Holding Companies	542	559
Total carrying amount of goodwill	113 451	117 043